Subsequent Events - Schedule of Reconciliation of total Consideration to Net Assets Acquired (Details) - USD ($) $ in Millions	Aug. 30, 2021	Aug. 09, 2021
Pacific Pipe
Subsequent Event [Line Items]
Total consideration, net of cash		$ 103.8
Plus: Cash acquired in acquisition		1.7
Net assets acquired		105.5
L&M
Subsequent Event [Line Items]
Total consideration, net of cash	$ 62.4
Plus: Cash acquired in acquisition	0.0
Net assets acquired	62.4
Subsequent Event [Member] | Pacific Pipe
Subsequent Event [Line Items]
Total consideration, net of cash		103.8
Plus: Cash acquired in acquisition		1.7
Net assets acquired		$ 105.5
Subsequent Event [Member] | L&M
Subsequent Event [Line Items]
Total consideration, net of cash	62.4
Plus: Cash acquired in acquisition	0.0
Net assets acquired	$ 62.4